UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5527

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	8/31/10

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus New Jersey Municipal Money Market Fund, Inc.

August 31, 2010 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--101.2%	Rate (%)		Date	Amount ($)	Value ($)
New Jersey--98.5%
Atlantic County,
GO Notes (County Vocational
School Bonds)		2.00	10/1/10	1,600,000	1,601,832
Bloomfield Township,
GO Notes, BAN		1.50	1/20/11	3,000,000 a	3,008,623
Bloomfield Township Parking
Authority, Parking Project Note		1.50	2/2/11	2,400,000 a	2,403,976
Brick Township,
GO Notes (General Improvement)		2.00	11/1/10	1,101,000 a	1,103,562
Camden County Improvement
Authority, MFHR (Liberty Park
Housing Project) (Liquidity
Facility; FHLMC and LOC; FHLMC)		0.46	9/7/10	6,765,000 b,c	6,765,000
Carteret Borough Redevelopment
Agency, Project Note		2.00	9/29/10	2,500,000 a	2,502,474
Elizabeth,
GO Notes, BAN		1.50	11/15/10	2,000,000 a	2,002,022
Fair Haven Borough School
District, Temporary Notes		2.00	9/28/10	1,217,837 a	1,218,370
Glassboro Borough,
GO Notes, BAN		1.75	8/11/11	3,000,000 a	3,018,996
Gloucester Township,
GO Notes, BAN		1.75	6/8/11	5,794,507 a	5,825,262
Harrison Township,
GO Notes, BAN		1.00	9/1/10	19,292,000 a	19,292,000
Hawthorne Borough,
GO Notes, BAN		2.00	10/8/10	1,000,000 a	1,000,712
Hudson County Improvement
Authority, County-Guaranteed
Pooled Notes (Local Unit Loan
Program)		1.75	9/3/10	9,600,000	9,600,442
Hudson County Improvement
Authority, County-Guaranteed
Pooled Notes (Local Unit Loan
Program)		1.75	9/22/10	8,000,000	8,003,877
Hudson County Improvement
Authority, County-Guaranteed
Pooled Notes (Local Unit Loan
Program)		1.25	1/19/11	5,000,000	5,010,846
Irvington Township,
GO Notes, Refunding, BAN		2.35	3/11/11	2,140,000 a	2,143,840
Keyport,
GO Notes, BAN		1.50	8/4/11	8,165,900 a	8,191,987
Lambertville,
GO Notes, BAN		1.50	5/4/11	3,000,000 a	3,011,961
Little Falls Township,
GO Notes, TAN		2.00	11/17/10	1,000,000 a	1,001,767
Middle Township,
GO Notes, BAN		1.50	12/29/10	2,350,000 a	2,354,946

Middlesex County Improvement
Authority, County-Guaranteed
Capital Equipment and
Improvement Revenue	1.00	9/15/10	2,120,000	2,120,323
Milford Borough,
GO Notes, BAN	1.50	10/14/10	5,000,000 a	5,004,376
Monmouth County Improvement
Authority, Capital Equipment
Pooled Lease Revenue	2.00	10/1/10	1,195,000	1,196,370
New Brunswick Parking Authority,
City-Guaranteed Subordinated
Project Notes (Transit Village
Parking Project)	2.00	3/1/11	4,000,000 a	4,016,867
New Jersey,
COP (Equipment Lease Purchase
Agreement)	5.00	6/15/11	1,755,000	1,809,769
New Jersey Economic Development
Authority, EDR (ARND, LLC
Project) (LOC; PNC Bank NA)	0.36	9/7/10	1,810,000 b	1,810,000
New Jersey Economic Development
Authority, EDR (Catholic
Community Services Project)
(LOC; Wachovia Bank)	0.34	9/7/10	190,000 b	190,000
New Jersey Economic Development
Authority, EDR (Community
Options, Inc. Project) (LOC;
Wachovia Bank)	0.39	9/7/10	800,000 b	800,000
New Jersey Economic Development
Authority, EDR (Hathaway
Associates, LLC Project) (LOC;
Wachovia Bank)	0.46	9/7/10	1,750,000 b	1,750,000
New Jersey Economic Development
Authority, EDR (J James Realty
Project) (LOC; Wachovia Bank)	0.46	9/7/10	100,000 b	100,000
New Jersey Economic Development
Authority, EDR (Marco
Holdings, LLC Project) (LOC;
Wachovia Bank)	0.46	9/7/10	1,115,000 b	1,115,000
New Jersey Economic Development
Authority, EDR (Maroukian
Realty, LLC Project) (LOC;
Commerce Bank NA)	0.42	9/7/10	1,230,000 b	1,230,000
New Jersey Economic Development
Authority, EDR (RCC
Properties, LLC Project) (LOC;
Wachovia Bank)	0.46	9/7/10	1,255,000 b	1,255,000
New Jersey Economic Development
Authority, EDR (Republic
Services, Inc. Project) (LOC;
Bank of America)	0.43	9/7/10	625,000 b	625,000
New Jersey Economic Development
Authority, EDR (Stone Brothers
Secaucus LLC Project) (LOC; TD
Bank)	0.42	9/7/10	1,885,000 b	1,885,000
New Jersey Economic Development
Authority, EDR (Superior
Bakers, Inc./Ginsburg Bakery,
Inc. Project) (LOC; PNC Bank
NA)	0.34	9/7/10	1,635,000 b	1,635,000

New Jersey Economic Development
Authority, EDR (The Challenge
Printing Company, Inc.
Project) (LOC; Wachovia Bank)	0.46	9/7/10	265,000 b	265,000
New Jersey Economic Development
Authority, EDR (The Challenge
Printing Company, Inc.
Project) (LOC; Wachovia Bank)	0.46	9/7/10	1,325,000 b	1,325,000
New Jersey Economic Development
Authority, EDR (Volunteers of
America Delaware Valley
Property, Inc. Project) (LOC;
Commerce Bank NA)	0.32	9/7/10	2,655,000 b	2,655,000
New Jersey Economic Development
Authority, EDR, Refunding
(Dieter Weissenrieder, T/A WAB
Associates Project) (LOC;
Wells Fargo Bank)	0.41	9/7/10	1,410,000 b	1,410,000
New Jersey Economic Development
Authority, EDR, Refunding
(Phoenix Realty Partners
Project) (LOC: Wachovia Bank)	0.34	9/7/10	1,500,000 b	1,500,000
New Jersey Economic Development
Authority, First Mortgage
Revenue, Refunding (Winchester
Gardens at Ward Homestead
Project) (LOC; Valley National
Bank)	0.60	9/7/10	2,695,000 b	2,695,000
New Jersey Economic Development
Authority, Revenue (Buchanan
and Zweigle Project) (LOC;
Wachovia Bank)	0.46	9/7/10	1,555,000 b	1,555,000
New Jersey Economic Development
Authority, Revenue (Catholic
Charities Project) (LOC;
Wachovia Bank)	0.34	9/7/10	915,000 b	915,000
New Jersey Economic Development
Authority, Revenue (Catholic
Community Services Project)
(LOC; Wachovia Bank)	0.39	9/7/10	390,000 b	390,000
New Jersey Economic Development
Authority, Revenue
(Developmental Disabilities
Association of New Jersey Inc.
Project) (LOC; Wachovia Bank)	0.39	9/7/10	1,985,000 b	1,985,000
New Jersey Economic Development
Authority, Revenue (Falcon
Safety Products, Inc. Project)
(LOC; PNC Bank NA)	0.34	9/7/10	1,845,000 b	1,845,000
New Jersey Economic Development
Authority, Revenue (Green Hill
Project) (LOC; Valley National
Bank)	0.45	9/7/10	4,700,000 b	4,700,000
New Jersey Economic Development
Authority, Revenue (Jewish
Home at Rockleigh Project)
(LOC; Valley National Bank)	0.40	9/7/10	8,680,000 b	8,680,000
New Jersey Economic Development
Authority, Revenue (Jewish
Home at Rockleigh Project)

(LOC; Valley National Bank)	0.40	9/7/10	8,680,000 b	8,680,000
New Jersey Economic Development
Authority, Revenue (Joseph H.
Moreng, Jr. and James Moreng
Leasing Partnership) (LOC;
Wachovia Bank)	0.41	9/7/10	405,000 b	405,000
New Jersey Economic Development
Authority, Revenue (Melrich
Road Development Company, LLC
Project) (LOC; Wachovia Bank)	0.46	9/7/10	625,000 b	625,000
New Jersey Economic Development
Authority, Revenue (MZR Real
Estate, L.P. Project) (LOC;
Wachovia Bank)	0.46	9/7/10	2,000,000 b	2,000,000
New Jersey Economic Development
Authority, Revenue (Parke
Place Associates, LLC Project)
(LOC; Commerce Bank NA)	0.42	9/7/10	6,210,000 b	6,210,000
New Jersey Economic Development
Authority, Revenue (Young
Men's Christian Association of
Metuchen Project) (LOC;
Wachovia Bank)	0.39	9/7/10	1,150,000 b	1,150,000
New Jersey Economic Development
Authority, Revenue, Refunding
(Station Plaza Park and Ride,
L.P. Project) (LOC; Wachovia
Bank)	0.46	9/7/10	2,400,000 b	2,400,000
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	3/1/11	500,000	510,725
New Jersey Health Care Facilities
Financing Authority, Revenue
(Christian Health Care Center
Issue) (LOC; Valley National
Bank)	0.45	9/7/10	9,685,000 b	9,685,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Hackensack University Medical
Center Issue) (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Citibank NA)	0.35	9/7/10	1,000,000 b,c	1,000,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Holland Christian Home
Association) (LOC; Valley
National Bank)	0.43	9/7/10	2,300,000 b	2,300,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Meridian Hospitals
Corporation) (LOC; Bank of
America)	0.50	9/7/10	1,700,000 b	1,700,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(The Matheny School and
Hospital, Inc.) (LOC; Bank of
America)	0.39	9/7/10	100,000 b	100,000
New Jersey Health Care Facilities
Financing Authority, Revenue,

Refunding (Christian Health
Care Center Issue) (LOC;
Valley National Bank)	0.30	9/7/10	5,905,000 b	5,905,000
New Jersey Housing and Mortgage
Finance Agency, SFHR
(Liquidity Facility; Dexia
Credit Locale)	0.43	9/7/10	1,000,000 b	1,000,000
New Jersey Housing and Mortgage
Finance Agency, SFHR
(Liquidity Facility; Dexia
Credit Locale)	0.43	9/7/10	18,505,000 b	18,505,000
New Jersey Housing and Mortgage
Finance Agency, SFHR (LOC;
Dexia Credit Locale)	0.38	9/7/10	9,300,000 b	9,300,000
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Dexia Credit Locale)	0.32	9/7/10	5,800,000 b	5,800,000
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Westdeutsche Landesbank)	0.32	9/7/10	24,300,000 b	24,300,000
New Jersey Turnpike Authority,
Turnpike Revenue (Liquidity
Facility; Societe Generale)	0.32	9/7/10	23,350,000 b	23,350,000
Palmyra Borough,
GO Notes, BAN	1.50	6/8/11	2,648,000 a	2,657,044
Passaic County,
GO Notes, Refunding	1.75	9/1/10	1,640,000	1,640,000
Pennsauken Township,
GO Notes, TAN	1.00	9/16/10	8,000,000 a	8,000,970
Port Authority of New York and New
Jersey (Consolidated Bonds,
139th Series) (Liquidity
Facility; Dexia Credit Locale
and LOC; Dexia Credit Locale)	0.61	9/7/10	4,955,000 b,c	4,955,000
Port Authority of New York and New
Jersey (Consolidated Bonds,
152nd Series) (Liquidity
Facility; JPMorgan Chase Bank)	0.39	9/7/10	1,660,000 b,c	1,660,000
Port Authority of New York and New
Jersey, Equipment Notes	0.36	9/7/10	1,255,000 b	1,255,000
Port Authority of New York and New
Jersey, Equipment Notes	0.36	9/7/10	5,800,000 b	5,800,000
Puttable Floating Option Tax
Exempt Receipts (New Jersey
Economic Development
Authority, Assisted Living
Facility Revenue (Meridian
Assisted Living at Bridgewater
Project)) (LOC; Merrill Lynch
Capital Services and Liquidity
Facility; Merrill Lynch
Capital Services)	0.61	9/7/10	13,955,000 b,c	13,955,000
Rahway,
GO Notes	1.50	10/29/10	1,000,000 a	1,000,786
Roxbury Township,

GO Notes (General Improvement)	1.00	4/1/11	850,000 a	850,981
Saddle Brook Township,
GO Notes, BAN	1.00	9/1/10	2,090,000 a	2,090,000
Somerset County,
GO Notes, Refunding	2.25	12/1/10	1,515,000	1,522,114
Toms River Township,
GO Notes, TAN	1.50	2/23/11	7,500,000 a	7,524,787
Trenton,
GO Notes	2.00	7/15/11	1,168,000 a	1,177,563
Trenton,
GO Notes, Refunding	3.00	3/15/11	2,000,000 a	2,021,283

U.S. Related--2.7%
Puerto Rico Industrial, Tourist,
Educational, Medical and
Environmental Control
Facilities Financing
Authority, Environmental
Control Facilities Revenue
(Bristol-Myers Squibb Company
Project)	0.40	9/7/10	5,300,000 b	5,300,000
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Liquidity Facility; Citibank
NA)	0.31	9/7/10	3,600,000 b,c	3,600,000

Total Investments (cost $335,461,453)			101.2%	335,461,453
Liabilities, Less Cash and Receivables			(1.2%)	(4,011,875)
Net Assets			100.0%	331,449,578

a At August 31, 2010, the fund had $92,425,155 or 27.9% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from city-municipal general obligations.
b Variable rate demand note - rate shown is the interest rate in effect at August 31, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
c Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2010, these securities amounted to $31,935,000 or 9.6% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation

HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a unadjusted quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of August 31, 2010 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	335,461,453
Level 3 - Significant Unobservable Inputs	-
Total	335,461,453

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 26, 2010

By: /s/ James Windels
James Windels Treasurer
Date:	October 26, 2010

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)